Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities and Deficit
Accounts payable and accrued expenses	$ 5,019,000		$ 3,561,000	$ 8,729,000
Total current liabilities	6,812,000		4,241,000	9,580,000
Total liabilities	258,170,000		165,676,000	30,117,000
Stockholders’ Deficit:
Additional paid-in capital	347,000
Accumulated deficit	(601,659,000)		(490,284,000)	(327,272,000)
Accumulated other comprehensive loss	(115,000)		(96,000)	(84,000)
Total stockholders’ equity	(601,425,000)		(490,378,000)	(327,355,000)
Total Liabilities and Stockholders’ Deficit	40,180,000		44,902,000	39,294,000
Restricted cash			5,000,000
Commitment fee asset			610,000	3,795,000
Other current assets	8,417,000		3,791,000	914,000
Network under construction	16,821,000		16,828,000	16,464,000
Property and equipment, net	5,723,000		5,706,000	45,000
Intangible assets	4,106,000		4,144,000	3,467,000
Other assets	3,472,000		154,000	128,000
Current Assets:
Cash and cash equivalents	1,641,000		8,669,000	14,481,000
Total current assets	10,058,000		18,070,000	19,190,000
Total Assets	40,180,000		44,902,000	39,294,000
Accounts payable	1,793,000		680,000	837,000
Deferred revenue				14,000
Warrants	168,016,000		101,325,000	3,531,000
Senior secured loan facility	82,192,000		58,871,000	15,832,000
Other long-term liabilities	1,150,000		1,239,000	1,174,000
Preferred Interests:
Class C Convertible Preferred Unit`s, authorized 13,400,000 units; 13,361,628 units issued and outstanding at September 30, 2021 and December 31, 2020; aggregate liquidation preference of $11,879,116 at both September 30, 2021 and December 31, 2020	11,879,000		11,879,000	11,360,000
Class D Convertible Preferred Units, authorized 94,550,000 units; 71,338,498 units issued and outstanding at September 30, 2021 and December 31, 2020; aggregate liquidation preference of $371,555,921 and $357,724,977 at September 30, 2021 and December 31, 2020, respectively	371,556,000		357,725,000	325,172,000
Total preferred interests	383,435,000		369,604,000	336,532,000
Class A Common Units, authorized 128,508,093 units; 10,766,604 units issued and outstanding at September 30, 2021 and December 31, 2020	2,000		2,000	1,000
Class B-1 Common Units, authorized 5,199,202 units; 5,162,816 units issued and outstanding at September 30, 2021 and December 31, 2020
Class B-2 Common Units, authorized 250,000 units; 250,000 units issued and outstanding at September 30, 2021 and December 31, 2020
Class B-3 Common Units, authorized 250,000 units; 250,000 units issued and outstanding at September 30, 2021 and December 31, 2020
Class B-4 Common Units, authorized 4,500,000 units; 4,483,971 issued and outstanding at September 30 2021 and December 31, 2020
Spartacus Acquisition Shelf Corp.
Liabilities and Deficit
Due to affiliate	293,081
Total liabilities	293,081
Commitments and Contingencies
Stockholders’ Deficit:
Common stock, par value of $0.0001 per share; 100 shares authorized; 0 shares issued and outstanding
Accumulated deficit	(293,081)	(2,792)
Total stockholders’ equity	(293,081)	(2,792)
Total Liabilities and Stockholders’ Deficit
Preferred Interests:
Accrued expenses		$ 2,792
Spartacus Acquisition Corp
Liabilities and Deficit
Accounts payable and accrued expenses	2,171,614		96,670
Due to related party	65
Total current liabilities	2,171,679		96,670
Warrant liability	31,912,500		23,012,500
Working capital loan	600,000
Deferred underwriters’ discount	7,000,000		7,000,000
Total liabilities	41,684,179		30,109,170
Commitments and Contingencies
Class A common stock subject to possible redemption, 20,000,000 shares at redemption value at September 30, 2021 and December 31, 2020, respectively	203,007,413		203,028,982
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 200,000,000 shares authorized; 0 shares issued and outstanding (excluding shares subject to possible redemption) at September 30, 2021 and December 31, 2020, respectively			334
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,000,000 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	500		500
Additional paid-in capital			8,732,931
Accumulated deficit	(41,372,640)		(28,937,449)
Accumulated deficit			(3,733,764)
Total stockholders’ equity			5,000,001
Total stockholders’ equity	(41,372,140)		(28,936,949)
Total Liabilities and Stockholders’ Deficit	203,319,452		204,201,203
Current Assets:
Cash and cash equivalents	36,141		1,007,130
Prepaid expenses	269,808		165,091
Due from Sponsor and other affiliate	6,090
Total current assets	312,039		1,172,221
Cash and securities held in Trust Account	203,007,413		203,028,982
Total Assets	$ 203,319,452		204,201,203
Preferred Interests:
Class A common stock subject to possible redemption, 16,659,314 shares at redemption value			$ 169,092,032